SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Ordinary stock, par value	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	500,000,000	500,000,000
Ordinary stock, shares issued	34,568,689	34,568,689
Ordinary stock, shares outstanding	33,445,346	32,751,819
Treasury Stock, Common, Shares	1,177,499	291,207
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary stock, par value	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	500,000,000	500,000,000
Ordinary stock, shares issued	34,568,689	34,568,689
Ordinary stock, shares outstanding	33,445,346	32,751,819
Treasury Stock, Common, Shares	1,177,499	291,207